Stockholders' Equity and Rights and Preferences (Details Narrative) (10-K) - SayMedia, Inc [Member] - USD ($)			9 Months Ended	12 Months Ended
	Jul. 25, 2015	Feb. 18, 2015	Sep. 30, 2018	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016
Number of shares authorized			230,000,000		230,000,000
Common stock, shares authorized			160,000,000		160,000,000	160,000,000
Common stock, par value			$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares authorized			70,000,000		70,000,000	70,000,000
Preferred stock, par value			$ 0.0001		$ 0.0001	$ 0.0001
Conversion of common stock ratio			Common stock at a rate of 50:1	Common stock at a rate of 50:1
Number of shares converted during period				19,107,374
Dividend payable, per share			$ 0.006137		0.006137
Liquidation of common stock, per share			$ 0.2301384		$ 0.2301384
Accredited Investor [Member]
Number of shares issued during period, shares	9,776,724	66,091,416
Shares issued price per share	$ 0.0767	$ 0.0767
Proceeds from issuance of preferred stock	$ 750,000	$ 5,070,000